Note 9 - Long-term Bank Loans	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Long-Term Debt [Text Block]
9.	Long-Term Bank Loans

These consist of bank loans of the ship-owning companies and are as follows:

Borrower		December 31, 2021	December 31, 2022
Noumea Shipping Ltd. / Gregos Shipping Ltd.	(a)	9,375,000	7,875,000
Diamantis Shipowners Ltd.	(b)	2,384,460	-
Kea Shipowners Ltd. / Spetses Shipowners Ltd. / Hydra Shipowners Ltd.	(c)	8,450,000	6,650,000
Antwerp Shipping Ltd. / Busan Shipping Ltd. / Keelung Shipping Ltd. / Oakland Shipping Ltd.	(d)	40,300,000	31,100,000
Jonathan John Shipping Ltd. / Corfu Navigation Ltd.	(e)	9,500,000	7,500,000
Jonathan Shipowners Ltd.	(f)	15,000,000	10,600,000
Marcos Shipping Ltd.	(g)	34,000,000	26,000,000
Rena Shipping Ltd. / Emmanuel Shipping Ltd.	(h)	-	18,250,000
		119,009,460	107,975,000
Less: Current portion		(29,284,460)	(55,765,000)
Long-term portion		89,725,000	52,210,000
Deferred charges, current portion		250,411	345,185
Deferred charges, long-term portion		720,049	397,914
Long-term bank loans, current portion net of deferred charges		29,034,049	55,419,815
Long-term bank loans, long-term portion net of deferred charges		89,004,951	51,812,086

The future annual loan repayments are as follows:

To December 31:
2023	55,765,000
2024	22,440,000
2025	29,770,000
Total	107,975,000

(a)

On May 30, 2019, the Company signed a term loan facility with Eurobank Ergasias S.A. (“Eurobank”) in relation to the financing of M/V “EM Astoria” and M/V “Evridiki G” totaling $12.0 million or 55% of the aggregate market value of the two aforementioned vessels. The loan was used to refinance the existing facilities of Noumea Shipping Ltd. and Gregos Shipping Ltd. and to provide working capital. The loan is payable in 16 equal consecutive quarterly principal installments of $375,000 followed by a balloon amount of $6,000,000 to be paid together with the last principal installment in May 2023. The margin of the loan is 3.90% over LIBOR. On June 26, 2020, Eurobank agreed to defer the amount of $1,125,000 (the remaining three installments of 2020) to be repaid together with the balloon payment in May 2023, increasing the balloon amount to $7,125,000. The loan is secured with (i) first priority mortgages over M/V “Evridiki G” and M/V “EM Astoria”, (ii) first assignment of earnings and insurance of the aforementioned vessels, (iii) a corporate guarantee of Euroseas Ltd. and other covenants and guarantees similar to the remaining loans of the Company. The security cover ratio covenant for the facility is set to 140%.

(b)

On July 29, 2019, the Company signed a term loan facility with Piraeus Bank S.A. (“Piraeus”) for an amount not exceeding the lesser between $4,000,000 and 90% of the scrap value of M/V “Diamantis P”. On July 31, 2019, a loan of $3,667,680 was drawn by Diamantis Shipping Ltd. to partly finance the acquisition of M/V “Diamantis P”. The loan was payable in twelve equal consecutive quarterly installments of $160,460 plus a balloon amount of $1,742,160 payable together with the last instalment in July 2022. The margin of the loan was 3.50% over LIBOR. On July 29, 2020, the Company signed a supplemental agreement with Piraeus under which it was agreed to defer the amount of $160,460, representing half of the installments of the third and the fourth quarter of 2020 to be repaid together with the balloon payment in July 2022, increasing the balloon amount to $1,902,620. On July 29, 2022, Diamantis Shipowners Ltd. repaid the full amount of outstanding indebtedness amounting to $2,063,540, by using the Company’s own funds and became unencumbered.

(c)

On July 30, 2019, the Company signed a term loan facility with HSBC Bank Plc. (“HSBC”) for an amount of $12,500,000. The loan was used to partly finance the acquisition of M/V “EM Hydra”, M/V “EM Kea” and M/V “EM Spetses”. The loan was drawn in tranches upon the delivery of each vessel to the Company with the last drawdown taking place on August 8, 2019. The loan was payable in fourteen consecutive equal quarterly installments of $450,000 plus a balloon payment of $6,200,000 payable together with the last instalment in February 2023. The loan bore interest at LIBOR plus a margin of 2.95%. The loan was secured with (i) first priority mortgages over M/V “EM Hydra”, M/V “EM Kea” and M/V “EM Spetses” (ii) first assignment of earnings and insurance of the abovementioned vessels, (iii) a corporate guarantee of Euroseas Ltd. and other covenants and guarantees similar to the remaining loans of the Company. The security cover ratio covenant for the facility is set to 130%. On February 6, 2023, the Company repaid the full amount of outstanding indebtedness amounting to $6,650,000, by using the Company’s own funds and the three abovementioned vessels became unencumbered.

(d)

On November 8, 2019, the Company signed a term loan facility with Piraeus for an amount of $32,000,000. The loan was used to partly finance the acquisition of M/V “Synergy Antwerp”, M/V “Synergy Busan”, M/V “Synergy Keelung” and M/V “Synergy Oakland”. The loan was drawn in tranches upon the delivery of each vessel to the Company with the last drawdown taking place on November 18, 2019. The loan is payable in three consecutive equal quarterly instalments of $1,400,000 followed by thirteen consecutive equal quarterly instalments of $800,000 and a balloon payment of $17,400,000 to paid together with the last instalment in November 2023. The loan bears interest at LIBOR plus a margin of 3.50%. The loan is secured with (i) first priority mortgages over M/V “Synergy Antwerp”, M/V “Synergy Busan”, M/V “Synergy Keelung” and M/V “Synergy Oakland” (ii) first assignment of earnings and insurance of the abovementioned vessels, (iii) a corporate guarantee of Euroseas Ltd. and other covenants and guarantees similar to the remaining loans of the Company. The security cover ratio covenant for the facility is set to 125%.

On November 26, 2021, the Company signed a new facility agreement with Piraeus in addition to the existing abovementioned facility and on November 29, 2021 drew the amount of $16,500,000 in order to finance general corporate needs of the Company. The loan is payable in sixteen consecutive quarterly instalments, the first four in the amount of $1,500,000 each, the next eleven in the amount of $560,000 each and a last instalment of $4,340,000. The loan bears interest at LIBOR plus a margin of 2.60%. The Company paid loan arrangement fees of $115,000 within 2021 for this loan. The security cover ratio covenant for the facility was set to 125%, the same with the existing facility.

(e)

On September 6, 2021, the Company signed a term loan facility with Sinopac Capital International (HK) Limited (“Sinopac”) for an amount of up to $10,000,000, in order to refinance the existing indebtedness of M/V “Aegean Express” and M/V “EM Corfu.”, amounting to $5,525,000 as of the date of refinancing, and for working capital purposes. The facility was available in two advances. Both advances of $3,500,000 and $6,500,000 were drawn on September 9, 2021 by Jonathan John Shipping Ltd. and Corfu Navigation Ltd. as the borrowers. The loan is payable in sixteen consecutive quarterly installments of $500,000 each, followed by a balloon payment of $2,000,000 to be paid together with the last installment in September 2025. The loan bears interest at LIBOR plus a margin of 3.50%. The loan is secured with the following: (i) first priority mortgages over M/V “Aegean Express” and M/V “EM Corfu”, (ii) first assignment of earnings and insurance of the abovementioned vessels and (iii) other covenants and guarantees similar to the remaining loans of the Company. The security cover ratio covenant for this facility stands at 120%. The Company paid loan arrangement fees of $225,000 within 2021 for this loan.

(f)

On October 22, 2021, the Company signed a term loan facility with HSBC, and on October 26, 2021, a loan of $15,000,000 was drawn by Jonathan Shipowners Ltd. in order to post-delivery finance part of the acquisition cost of M/V “Jonathan P” and to finance general corporate purposes of the Company. The loan is payable in twelve consecutive quarterly installments of $1,100,000 followed by a balloon payment of $1,800,000 payable together with the last installment in October 2024. The loan bears interest at LIBOR plus a margin of 2.35%. The loan is secured with the following: (i) first priority mortgage over M/V “Jonathan P”, (ii) first assignment of earnings and insurance of the abovementioned vessel and (iii) other covenants and guarantees similar to the remaining loans of the Company. The security cover ratio covenant for this facility stands at 130%. The Company paid loan arrangement fees of $117,500 within 2021 for this loan. On December 23, 2022, following an assignment agreement between HSBC Bank plc. and Piraeus Bank S.A., the remaining balance of the loan was transferred to Piraeus Bank S.A. with all other terms and conditions remaining unchanged.

(g)

On December 14, 2021, the Company signed a term loan facility with Eurobank, and a loan of $34,000,000 was drawn by Marcos Shipping Ltd. in order to finance part of the acquisition cost of M/V “Marcos V”. The loan is payable in sixteen consecutive quarterly installments, comprising twelve installments of $2,000,000 followed by four installments of $750,000 each and by a balloon payment of $7,000,000 payable together with the last installment in December 2025. The loan bears interest at LIBOR plus a margin of 2.80%. The loan is secured with the following: (i) first priority mortgage over M/V “Marcos V”, (ii) first assignment of earnings and insurance of the abovementioned vessel and (iii) other covenants and guarantees similar to the remaining loans of the Company. The security cover ratio covenant for this facility stands at 120%. The Company paid loan arrangement fees of $300,000 within 2022 for this loan.

(h)

On September 13, 2022, the Company signed a term loan facility with HSBC, and a loan of $19,250,000 was drawn by Rena Shipping Ltd. and Emmanuel Shipping Ltd., in order to finance general corporate purposes of the borrowers and the guarantor, being the Company. The loan is payable in ten consecutive quarterly installments of $1,000,000 each and by a balloon payment of $9,250,000 payable together with the last installment in June 2025. The loan bears interest at Secured Overnight Financing Rate (Term SOFR) plus a margin of 1.95%. The loan is secured with the following: (i) first priority mortgages over M/V “Emmanuel P” and M/V “Rena P”, (ii) first assignment of earnings and insurance of the abovementioned vessels and (iii) other covenants and guarantees similar to the remaining loans of the Company. The security cover ratio covenant for this facility stands at 130%. The Company paid loan arrangement fees of $115,500 within 2022 for this loan. On December 23, 2022, following an assignment agreement between HSBC Bank plc. and Piraeus Bank S.A., the remaining balance of the loan was transferred to Piraeus Bank S.A. with all other terms and conditions remaining unchanged.

In addition to the terms specific to each bank loan described above, all the above bank loans are secured with a pledge of all the issued shares of each borrower.

The bank loan agreements also contain covenants such as minimum requirements regarding the security cover ratio covenant (the ratio of fair value of vessel to outstanding loan less cash in retention accounts), restrictions as to changes in management and ownership of the ship-owning companies, distribution of profits or assets (i.e. not permitting dividend payment or other distributions in cases that an event of default has occurred), additional indebtedness and mortgage of vessels without the lender’s prior consent, sale of vessels, maximum fleet-wide leverage, sale of capital stock of the Company’s subsidiaries, ability to make investments and other capital expenditures, entering in mergers or acquisitions, minimum cash balance requirements and minimum cash retention accounts (restricted cash). The loan agreements also require the Company to make deposits in retention accounts with certain banks that can only be used to pay the current loan installments. Minimum cash balance requirements are in addition to cash held in retention accounts. These cash deposits amounted to $4,967,285 and $5,593,173 as of December 31, 2021 and 2022, respectively, and are included in “Restricted cash” under “Current assets” and “Long-term assets” in the consolidated balance sheets. As of December 31, 2022, all the debt covenants are satisfied.

Interest expense for the years ended December 31, 2020, 2021 and 2022 amounted to $3,836,985, $2,556,237 and $4,729,759 respectively. Capitalized interest was recorded only for the year ended December 31, 2022 and amounted to $544,639.